Transactions with related parties	12 Months Ended
Jun. 30, 2019
Transactions with Related Parties [Abstract]
Transactions with related parties
27.	Transactions with related parties

	2019	2018
Current assets
Hemir (a)	301	303
Cresud (a)	116	-
Other (c)	1,570	1,357
	1,987	1,660
Current liabilities – trade accounts payable
Trade accounts payable (b)	1,358	1,450
Cresud (a)	556	36
Irsa (a)	51	-
Ombu	273	332
Other	167	13
	2,405	1,831

a)	Expenses and revenue related to Due Diligence of new acquisitions and implementation of the budget and controls system and reimbursement of general expenses;
b)	Acquisition of biological assets and other items related to the Palmeiras operation;
c)	The amounts substantially refer to the total shares exercised under the Second and Third Programs, as detailed in Note 21.